RELATED PARTY TRANSACTIONS - Related Party Revenue and Purchases (Details) - USD ($) $ in Millions	3 Months Ended					12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenues	$ 205	$ 236		$ 146	$ 154	$ 704	$ 645	$ 613
related-party cost of services	961	924		906	1,006	3,979	3,767	3,592
Cost of services	3,677	3,824		4,162	4,318	16,550	17,137	17,676
Depreciation	228	246		331	339	1,300	1,445	1,469
Payment for purchase of hardware from IBM	213	180		227	180	752	1,036	1,190
IBM
Related Party Transaction [Line Items]
Revenues	205	236		146	154	704	645	613
Due from related party			$ 0		6,000	0
IBM | Outsourcing
Related Party Transaction [Line Items]
Cost of services	961	924	312	906	1,000
IBM | Networking and IT services
Related Party Transaction [Line Items]
Cost of services				116	121	384	509	484
IBM | Hardware, software and services
Related Party Transaction [Line Items]
Cost of services				681	762	2,800	2,700	2,600
Depreciation				109	115	447	520	538
Payment for purchase of hardware from IBM	61	25		131	87	299	504	526
Due from related party	$ 265	$ 265	$ 265			$ 265
Upgraded hardware period	2 years	2 years				2 years
Estimated useful lives (in years)	5 years	5 years				5 years
IBM | Cost of service
Related Party Transaction [Line Items]
related-party cost of services	$ 961	$ 924		$ 906	$ 1,000	$ 4,000	$ 3,800	$ 3,600